Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31	December 31
	2018	2017
	$	$

Cash	176.5	234.7
Unrestricted investments	8.7	4.8

Cash and cash equivalents	185.2	239.5